Cover Letter
                               Leonard E. Neilson
                           A PROFESSIONAL CORPORATION

LEONARD  E.  NEILSON                    8160  SOUTH  HIGHLAND  DRIVE,  SUITE 104
ATTORNEY  AT  LAW                                            SANDY,  UTAH  84093
                                                     TELEPHONE:  (801)  733-0800
                                                           FAX:  (801)  733-0808
                                                    E-MAIL:  LNEILSONLAW@AOL.COM

                                  June 27, 2007



Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

VIA:  EDGAR

     Re:      LILM, Inc.
              Amendment No. 1 to Form 8-K filed June 26, 2007
              SEC File No.   000-51872

To whom it may concern:

     In response to your comment letter, please find herewith Amendment No. 1 to the Form 8-K filed June 26, 2007 on behalf of LILM, Inc. Please direct all correspondences concerning this filing and LILM, Inc. to this office.

                             Yours truly,

                             /s/ Leonard E. Neilson
                             ----------------------
                             Leonard E. Neilson

:ae
Attachment


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                                                              Attachment No. 1
                                   LILM, INC.
                           1390 South 1100 East # 204
                         Salt Lake City, Utah 84105-2463

                                  June 27, 2007



Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

To whom it may concern:

         In connection with our response to the SEC comment letter dated June 26, 2007 regarding the Form 8-K filed the same date, LILM, Inc. (the "Company"), SEC File No. 000-51872, hereby acknowledges that:

         o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

         o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

         o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         In addition to the above, the Company has been advised that the Division of Enforcement has access to all information provided to the staff of the Division of Corporation Finance in its review of the Company's filing or in response to comments on the filing.

                              Sincerely,

                              LILM, Inc.

                              By:   /S/     GEORGE I. NORMAN III
                                 -----------------------------------------------
                              Its:     President


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